Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation
The following table summarizes the difference between an income tax benefit at the United States statutory rate of 21% in 2020, 2019, and 2018, respectively, and the income tax expense at effective worldwide tax rates for the respective periods:

Millions of dollars	2020	2019	2018
Earnings (loss) before income taxes
United States	$1,020	$652	$775
Foreign	427	878	(750)
Earnings (loss) before income taxes	$1,447	$1,530	$25

Income tax (benefit) expense computed at United States statutory rate	$304	$321	$6
U.S. government tax incentives	(17)	(21)	(11)
Foreign government tax incentives, including BEFIEX	(20)	(13)	(21)
Foreign tax rate differential	30	70	(24)
U.S. foreign tax credits	(25)	(86)	(260)
Valuation allowances	15	(150)	75
State and local taxes, net of federal tax benefit	40	41	25
Foreign withholding taxes	8	54	24
U.S. tax on foreign dividends and subpart F income	34	67	72
Settlements and changes in unrecognized tax benefits	53	113	72
U.S. Transition Tax	—	26	40
Changes in enacted tax rates	(6)	42	(54)
Nondeductible goodwill	—	—	139
Nondeductible fines & penalties	—	—	30
Sale of Embraco	—	58	—
Legal entity restructuring tax impact	(82)	(147)	—
Other items, net	48	(27)	37
Income tax computed at effective worldwide tax rates	$382	$348	$150

Schedule of Components of Income Tax Expense (Benefit)
The following table summarizes our income tax (benefit) provision for 2020, 2019 and 2018:

	2020		2019		2018
Millions of dollars	Current	Deferred	Current	Deferred	Current	Deferred
United States	$90	$81	$203	$69	$(70)	$130
Foreign	182	(24)	432	(406)	182	(119)
State and local	42	$11	42	$8	12	$15
	$314	$68	$677	$(329)	$124	$26
Total income tax expense		$382		$348		$150

Schedule of Deferred Tax Assets and Liabilities	The following table summarizes the significant components of our deferred tax liabilities and assets at December 31, 2020 and 2019:

Millions of dollars	2020	2019
Deferred tax liabilities
Intangibles	$461	$439
Property, net	196	175
Right of use assets	265	238
Inventory Reserves	116	120
Other	252	215
Total deferred tax liabilities	$1,290	$1,187
Deferred tax assets
U.S. general business credit carryforwards, including Energy Tax Credits	$680	$787
Lease liabilities	275	242
Pensions	114	66
Loss carryforwards	1,336	1,226
Postretirement obligations	49	145
Foreign tax credit carryforwards	25	39
Research and development capitalization	121	133
Employee payroll and benefits	118	96
Accrued expenses	96	93
Product warranty accrual	76	78
Receivable and inventory allowances	112	72
Other	646	574
Total deferred tax assets	3,648	3,551
Valuation allowances for deferred tax assets	(214)	(192)
Deferred tax assets, net of valuation allowances	3,434	3,359
Net deferred tax assets	$2,144	$2,172

Reconciliation of Unrecognized Tax Benefits
The following table represents a reconciliation of the beginning and ending amount of unrecognized tax benefits that if recognized would impact the effective tax rate, excluding federal benefits of state and local tax positions, and interest and penalties:

Millions of dollars	2020	2019	2018
Balance, January 1	$394	$278	$219
Additions for tax positions of the current year	17	20	21
Additions for tax positions of prior years	21	138	60
Reductions for tax positions of prior years	(2)	(26)	(5)
Settlements during the period	—	(4)	(8)
Lapses of applicable statute of limitation	(3)	(12)	(9)
Balance, December 31	$427	$394	$278